PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.9%
Australia : 7.1%
187,748
ANZ Group Holdings Ltd.
$ 4,122,670
1.2
113,063
Brambles Ltd.
1,855,098
0.5
58,278
Computershare Ltd.
1,400,177
0.4
405,945  Insurance Australia
Group Ltd.
2,199,708
0.7
686,448
Medibank Pvt Ltd.
2,186,882
0.6
95,015  National Australia Bank
Ltd.
2,771,755
0.8
97,780
Origin Energy Ltd.
806,928
0.2
164,232  QBE Insurance Group
Ltd.
2,234,910
0.7
3,487
Rio Tinto Ltd.
281,272
0.1
277,924
Scentre Group
749,665
0.2
118,614
Sonic Healthcare Ltd.
1,680,034
0.5
721,006
Telstra Group Ltd.
2,298,655
0.7
196,050
Transurban Group
1,788,731
0.5
24,376,485
7.1
Austria : 0.6%
39,995
OMV AG
2,136,853
0.6
Belgium : 0.7%
33,615
Ageas SA
2,331,420
0.7
China : 0.8%
553,000  BOC Hong Kong
Holdings Ltd.
2,590,680
0.8
Denmark : 1.5%
75,364
Danske Bank A/S
3,219,141
0.9
73,668
Tryg A/S
1,870,373
0.6
5,089,514
1.5
Finland : 1.4%
126,373
Nordea Bank Abp - EUR
2,080,584
0.6
245,116
Sampo Oyj - Class A
2,818,095
0.8
4,898,679
1.4
France : 7.1%
598
Air Liquide SA
124,598
0.0
60,356
AXA SA
2,894,381
0.8
18,659
BNP Paribas SA
1,706,609
0.5
19,622
Carrefour SA
297,368
0.1
52,842  Cie Generale des
Etablissements Michelin
SCA
1,903,043
0.6
136,920
Credit Agricole SA
2,698,164
0.8
18,246
Danone SA
1,589,838
0.5
8,873
Eiffage SA
1,136,793
0.3
152,355
Engie SA
3,275,113
0.9
66,620
Getlink SE
1,228,440
0.4
34,326
Klepierre SA
1,340,088
0.4
34,490  La Francaise des Jeux
SAEM
1,156,528
0.3
191,165
Orange SA
3,100,892
0.9
3,638
Safran SA
1,291,017
0.4
12,168
TotalEnergies SE
741,139
0.2
24,484,011
7.1
Germany : 6.1%
17,738
Allianz SE
7,462,871
2.2
8,139
(1)
Aumovio SE
335,593
0.1
16,279
Continental AG
1,076,957
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
87,957  Deutsche Telekom AG,
Reg
$ 2,996,657
0.9
65,820
E.ON SE
1,239,754
0.4
84,444
Evonik Industries AG
1,468,408
0.4
51,000  Fresenius SE & Co.
KGaA
2,850,170
0.8
15,154
(2)
Scout24 SE
1,901,187
0.6
16,786
Symrise AG
1,459,887
0.4
20,791,484
6.1
Hong Kong : 2.6%
42,500  CK Infrastructure
Holdings Ltd.
278,836
0.1
223,000
CLP Holdings Ltd.
1,845,170
0.5
9,300
Hang Seng Bank Ltd.
141,517
0.1
1,213,000  HKT Trust & HKT Ltd. -
Stapled Security
1,793,445
0.5
149,700
Link REIT
769,157
0.2
327,500  Power Assets Holdings
Ltd.
2,072,954
0.6
80,500  Swire Pacific Ltd. - Class
A
682,217
0.2
1,082,500
(2)
WH Group Ltd.
1,172,295
0.4
8,755,591
2.6
Ireland : 1.7%
329,690
AIB Group PLC
3,005,708
0.9
172,321  Bank of Ireland Group
PLC
2,853,182
0.8
5,858,890
1.7
Israel : 1.1%
90,066
Bank Hapoalim BM
1,830,789
0.5
105,787
Bank Leumi Le-Israel BM
2,084,278
0.6
3,915,067
1.1
Italy : 6.1%
176,202
Banco BPM SpA
2,644,535
0.8
473,893
Enel SpA
4,490,879
1.3
184,376
Eni SpA
3,225,870
1.0
789,759
Intesa Sanpaolo SpA
5,227,570
1.5
105,154
(2)
Poste Italiane SpA
2,499,628
0.7
37,243
UniCredit SpA
2,834,019
0.8
20,922,501
6.1
Japan : 20.4%
65,500
AGC, Inc.
2,136,107
0.6
13,700
ANA Holdings, Inc.
264,677
0.1
283,300
Asahi Kasei Corp.
2,226,660
0.7
241,300
(3)
Astellas Pharma, Inc.
2,630,167
0.8
60,200
Bridgestone Corp.
2,782,334
0.8
104,300  Central Japan Railway
Co.
2,990,245
0.9
94,500  Daito Trust Construction
Co. Ltd.
2,073,448
0.6
70,300  Daiwa House Industry
Co. Ltd.
2,524,827
0.7
104,000
East Japan Railway Co.
2,543,719
0.7
154,700
(3)
Isuzu Motors Ltd.
1,949,741
0.6
100,100
(3)
Japan Airlines Co. Ltd.
2,015,552
0.6
71,600
Japan Post Bank Co. Ltd.
876,736
0.3
98,800
Japan Tobacco, Inc.
3,240,349
0.9
121,500
(3)
JFE Holdings, Inc.
1,490,942
0.4
81,500
Kajima Corp.
2,375,305
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
14,800
Kao Corp.
$ 644,999
0.2
139,800
Kirin Holdings Co. Ltd.
2,048,228
0.6
89,500  MatsukiyoCocokara &
Co.
1,818,021
0.5
87,200
(3)
MEIJI Holdings Co. Ltd.
1,808,124
0.5
397,000  Mitsubishi Chemical
Group Corp.
2,280,427
0.7
195,700  Mitsubishi HC Capital,
Inc.
1,616,617
0.5
560  Nippon Building Fund,
Inc.
528,248
0.2
484,000
(3)
Nippon Steel Corp.
1,993,471
0.6
2,739,400  Nippon Telegraph &
Telephone Corp.
2,863,553
0.8
133,700
Obayashi Corp.
2,194,487
0.6
51,700
Obic Co. Ltd.
1,801,921
0.5
4,700
Oracle Corp. Japan
479,885
0.1
26,100
Osaka Gas Co. Ltd.
755,952
0.2
59,000
Secom Co. Ltd.
2,164,556
0.6
110,600
Sekisui Chemical Co. Ltd.
2,059,003
0.6
93,200
Sumitomo Corp.
2,696,555
0.8
22,600  Suntory Beverage & Food
Ltd.
706,339
0.2
87,600
(3)
Takeda Pharmaceutical
Co. Ltd.
2,572,846
0.8
54,900
TIS, Inc.
1,810,885
0.5
106,900
(3)
Tokyo Metro Co. Ltd.
1,225,210
0.4
151,200
(3)
Tokyu Corp.
1,843,947
0.5
94,100
West Japan Railway Co.
2,063,418
0.6
70,097,501
20.4
Netherlands : 5.9%
83,012
(2)
ABN AMRO Bank NV
2,662,996
0.8
32,496
ASR Nederland NV
2,211,337
0.6
12,172
(2)
Euronext NV
1,822,293
0.5
4,673
Heineken Holding NV
320,864
0.1
181,007
ING Groep NV
4,745,249
1.4
76,651  Koninklijke Ahold
Delhaize NV
3,101,654
0.9
536,700
Koninklijke KPN NV
2,575,920
0.8
40,747
NN Group NV
2,873,385
0.8
20,313,698
5.9
New Zealand : 0.5%
105,521
Contact Energy Ltd.
556,752
0.2
51,352  Fisher & Paykel
Healthcare Corp. Ltd.
1,103,028
0.3
1,659,780
0.5
Norway : 3.5%
92,580
Aker BP ASA
2,349,619
0.7
106,319
DNB Bank ASA
2,897,830
0.8
94,833
Equinor ASA
2,312,609
0.7
41,201  Gjensidige Forsikring
ASA
1,210,760
0.3
99,158
Orkla ASA
1,036,680
0.3
135,454
Telenor ASA
2,247,655
0.7
12,055,153
3.5
Portugal : 0.1%
424,314  Banco Comercial
Portugues SA - Class R
376,684
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore : 1.2%
49,900
DBS Group Holdings Ltd.
$ 1,978,924
0.6
154,200  Oversea-Chinese
Banking Corp. Ltd.
1,965,991
0.6
3,944,915
1.2
Spain : 2.6%
558  ACS Actividades de
Construccion y Servicios
SA
44,728
0.0
69,710
(2)
Aena SME SA
1,905,829
0.6
8,300
Bankinter SA
131,209
0.0
318,225
CaixaBank SA
3,361,076
1.0
61,148
Endesa SA
1,953,434
0.6
25,585
Iberdrola SA
484,308
0.1
49,531
Repsol SA
880,774
0.3
8,761,358
2.6
Switzerland : 5.4%
8,320  Banque Cantonale
Vaudoise
985,900
0.3
5,497
BKW AG
1,178,990
0.3
3,833
DSM-Firmenich AG
327,026
0.1
1,345
EMS-Chemie Holding AG
955,583
0.3
421
Givaudan SA, Reg
1,717,277
0.5
7,188
Helvetia Holding AG
1,766,381
0.5
20,121
SGS SA
2,090,971
0.6
121,731
SIG Group AG
1,262,445
0.4
443
Swiss Life Holding AG
478,268
0.1
3,404
Swisscom AG, Reg
2,474,198
0.7
7,608  Zurich Insurance Group
AG
5,438,072
1.6
18,675,111
5.4
United Kingdom : 13.2%
38,567
Admiral Group PLC
1,740,652
0.5
313,790
Aviva PLC
2,902,807
0.8
79,737
BAE Systems PLC
2,219,593
0.6
107,247  British American Tobacco
PLC
5,704,177
1.7
288,586
Centrica PLC
648,046
0.2
74,844  Hikma Pharmaceuticals
PLC
1,718,120
0.5
765,871
HSBC Holdings PLC
10,808,825
3.1
70,983
Imperial Brands PLC
3,015,460
0.9
115,801
M&G PLC
394,917
0.1
327,760
NatWest Group PLC
2,315,084
0.7
140,806
Pearson PLC
2,002,412
0.6
49,967  Reckitt Benckiser Group
PLC
3,847,558
1.1
16,817
RELX PLC - GBP
803,496
0.2
81,492  Rolls-Royce Holdings
PLC
1,309,923
0.4
60,903
Sage Group PLC
903,465
0.3
35,923
Smith & Nephew PLC
651,548
0.2
70,740
Smiths Group PLC
2,242,822
0.7
145,114  United Utilities Group
PLC
2,241,824
0.6
45,470,729
13.2
United States : 7.3%
614,478
BP PLC
3,528,118
1.0
64,149
GSK PLC
1,377,405
0.4
48,195
Novartis AG, Reg
6,196,836
1.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
20,962
Roche Holding AG
$ 6,980,001
2.0
194,423
Shell PLC
6,929,435
2.0
986
Swiss Re AG
183,127
0.1
25,194,922
7.3
Total Common Stock
(Cost $264,189,082)
332,701,026
96.9
EXCHANGE-TRADED FUNDS : 1.2%
59,062  iShares MSCI EAFE
Value ETF
4,006,176
1.2
Total Exchange-Traded
Funds
(Cost $3,442,066)
4,006,176
1.2
PREFERRED STOCK : 0.7%
Germany : 0.7%
30,976
Henkel AG & Co. KGaA
2,499,347
0.7
Total Preferred Stock
(Cost $2,474,707)
2,499,347
0.7
Total Long-Term
Investments
(Cost $270,105,855)
339,206,549
98.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.2%
Repurchase Agreements : 2.9%
2,449,476
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
09/30/2025, 4.210%, due
10/01/2025 (Repurchase
Amount $2,449,759,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$2,498,496, due
08/27/27-09/01/55)
2,449,476
0.7
103,490
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$103,502, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $105,560, due
07/15/26-08/15/54)
103,490
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,367,065
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%, due
10/01/2025 (Repurchase
Amount $2,367,339,
collateralized by various
U.S. Government
Agency Obligations,
1.923%-6.500%, Market
Value plus accrued
interest $2,414,406, due
08/01/32-06/01/64)
$ 2,367,065
0.7
194,975
(4)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$194,997, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $198,875, due
12/31/31-05/31/32)
194,975
0.1
269,565
(4)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.190%, due 10/01/2025
(Repurchase Amount
$269,596, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $274,956, due
11/18/25-08/15/55)
269,565
0.1
1,836,459
(4)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.200%, due
10/01/2025 (Repurchase
Amount $1,836,670,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$1,873,189, due
01/15/29-10/01/55)
1,836,459
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
86,762
(4)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$86,772, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $88,497, due
10/23/25-08/15/55)
$ 86,762
0.0
2,475,534
(4)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 09/30/2025,
4.290%, due 10/01/2025
(Repurchase Amount
$2,475,825, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $2,520,413, due
10/15/26-02/15/54)
2,475,534
0.7
Total Repurchase
Agreements
(Cost $9,783,326)
9,783,326
2.9
Time Deposits : 0.3%
230,000
(4)
DZ Bank AG,
4.080
%,
10/01/2025 230,000
0.1
200,000
(4)
HSBC Bank PLC,
4.130
%,
10/01/2025 200,000
0.0
250,000
(4)
Landesbank Hessen
Thueringen Girozentrale,
4.100
%,
10/01/2025 250,000
0.1
250,000
(4)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 250,000
0.1
190,000
(4)
Royal Bank of Canada,
4.140
%,
10/01/2025 190,000
0.0
Total Time Deposits
(Cost $1,120,000)
1,120,000
0.3
Total Short-Term
Investments
(Cost $10,903,326)
10,903,326
3.2
Total Investments in
Securities
(Cost $281,009,181) $ 350,109,875 102.0
Liabilities in Excess of
Other Assets (6,815,002) (2.0)
Net Assets $ 343,294,873 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 35.5%
Industrials 13.6
Consumer Staples 9.5
Health Care 8.1
Communication Services 6.5
Utilities 6.4
Energy 6.4
Materials 4.5
Consumer Discretionary 3.3
Real Estate 2.3
Information Technology 1.5
Exchange-Traded Funds 1.2
Short-Term Investments 3.2
Liabilities in Excess of Other Assets (2.0)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 24,376,485 $ — $ 24,376,485
Austria — 2,136,853 — 2,136,853
Belgium — 2,331,420 — 2,331,420
China — 2,590,680 — 2,590,680
Denmark — 5,089,514 — 5,089,514
Finland — 4,898,679 — 4,898,679
France — 24,484,011 — 24,484,011
Germany 335,593 20,455,891 — 20,791,484
Hong Kong 682,217 8,073,374 — 8,755,591
Ireland — 5,858,890 — 5,858,890
Israel — 3,915,067 — 3,915,067
Italy — 20,922,501 — 20,922,501
Japan 2,346,269 67,751,232 — 70,097,501
Netherlands — 20,313,698 — 20,313,698
New Zealand 1,103,028 556,752 — 1,659,780
Norway — 12,055,153 — 12,055,153
Portugal — 376,684 — 376,684
Singapore — 3,944,915 — 3,944,915
Spain 1,953,434 6,807,924 — 8,761,358
Switzerland — 18,675,111 — 18,675,111
United Kingdom — 45,470,729 — 45,470,729
United States — 25,194,922 — 25,194,922
Total Common Stock 6,420,541 326,280,485 — 332,701,026
Exchange-Traded Funds 4,006,176 — — 4,006,176
Preferred Stock — 2,499,347 — 2,499,347
Short-Term Investments — 10,903,326 — 10,903,326
Total Investments, at fair value $ 10,426,717 $ 339,683,158 $ — $ 350,109,875
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 73,175,711
Gross Unrealized Depreciation (4,075,017)
Net Unrealized Appreciation $ 69,100,694